Related party transactions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Joint ventures
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	£ 153	£ 221	£ 100
Purchases of goods and services, related party transactions	0	6	0
Interest received from joint ventures	6	0	0
Interest paid to joint ventures	2	0	0
Amounts receivable	323	80	58
Amounts payable	15	0	19
Dividends received	62	152	150
Joint ventures | Emerald Energy Venture LLC
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	114	126	76
Receivables due from joint ventures	320	77	55
Joint ventures | Nemo Link Limited
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	12	71	0
Dividends received	26	17	47
Joint ventures | BritNed Development Limited
Disclosure of transactions between related parties [line items]
Dividends received	22	116	84
Total for all associates
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	1	1	1
Purchases of goods and services, related party transactions	29	4	31
Amounts receivable	1	0	0
Amounts payable	0	1	1
Dividends received	39	117	32
Total for all associates | GasT TopCo Limited
Disclosure of transactions between related parties [line items]
Dividends received	22	102
Total for all associates | New York Transco LLC
Disclosure of transactions between related parties [line items]
Dividends received	17	12	12
Subsidiaries of an associate
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	51	70	6
Purchases of goods and services, related party transactions	0	1	0
Amounts receivable	0	8	£ 8
Subsidiaries of an associate | National Gas Transmission Plc
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	£ 51	£ 70